CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 58.4%		Par	Value
Administrative and Support and Waste Management and Remediation Services - 1.7%
Expedia Group, Inc., 6.25%, 05/01/2025 (a)		$3,543,000	$3,545,603

Arts, Entertainment, and Recreation - 4.5%
Life Time, Inc.
5.75%, 01/15/2026 (a)		4,542,000	4,540,135
8.00%, 04/15/2026 (a)		4,612,000	4,619,896
			9,160,031

Finance and Insurance – 9.5%
BGC Group, Inc., 4.38%, 12/15/2025		2,431,000	2,409,129
Elevance Health, Inc., 2.38%, 01/15/2025		2,080,000	2,078,234
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025		2,930,000	2,920,387
General Motors Financial Co., Inc., 4.00%, 01/15/2025		5,705,000	5,702,712
Icahn Enterprises LP, 6.25%, 05/15/2026		3,398,000	3,369,512
Novedo Holding AB, 9.54% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	31,250,000	2,875,007
			19,354,981

Health Care and Social Assistance - 5.8%
HCA, Inc., 5.38%, 02/01/2025		6,105,000	6,106,468
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025		5,743,000	5,737,025
			11,843,493

Information - 4.2%
Calligo UK Ltd., 9.72% (includes 10.90% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	428,696	122,118
Global Payments, Inc., 2.65%, 02/15/2025		4,177,000	4,164,158
PayPal Holdings, Inc., 1.65%, 06/01/2025		482,000	475,819
Warnermedia Holdings, Inc.
3.64%, 03/15/2025		2,134,000	2,126,988
3.79%, 03/15/2025		545,000	543,406
6.41%, 03/15/2026		1,160,000	1,160,473
			8,592,962

Manufacturing - 15.3%
Broadcom Corp., 3.13%, 01/15/2025		872,000	871,479
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		2,016,000	1,420,564
Elkem ASA, 6.25% (Norway Interbank Offered Rate Fixing 3 Month + 1.55%), 08/31/2028	NOK	25,000,000	2,202,428
Gilead Sciences, Inc., 3.50%, 02/01/2025		4,184,000	4,178,512
Intel Corp., 3.40%, 03/25/2025		3,285,000	3,274,004
Otis Worldwide Corp., 2.06%, 04/05/2025		4,412,000	4,378,627
Rayonier AM Products, Inc., 7.63%, 01/15/2026 (a)		5,315,000	5,319,927
Sonoco Products Co.
1.80%, 02/01/2025		3,722,000	3,710,992
4.45%, 09/01/2026		1,000,000	993,578
Tapestry, Inc., 4.25%, 04/01/2025		138,000	137,717
VF Corp., 2.40%, 04/23/2025		4,615,000	4,568,725
			31,056,553

Mining, Quarrying, and Oil and Gas Extraction - 2.4%
CrownRock LP, 5.00%, 05/01/2029 (a)		4,595,000	4,655,984
Mime Petroleum AS, 9.75%, 09/17/2026		244,049	237,973
			4,893,957

Professional, Scientific, and Technical Services - 3.0%
Getty Images, Inc., 9.75%, 03/01/2027 (a)		1,955,000	1,950,387
Infor, Inc., 1.75%, 07/15/2025 (a)		4,252,000	4,174,152
			6,124,539

Real Estate and Rental and Leasing - 2.8%
American Tower Corp., 2.95%, 01/15/2025		2,937,000	2,935,165
Netflix, Inc., 5.88%, 02/15/2025		1,498,000	1,499,589
Penske Truck Leasing Co. LP, 3.95%, 03/10/2025 (a)		832,000	830,502
REX - Real Estate Exchange, Inc., 6.00%, 03/15/2025 (a)(b)		374,999	372,974
			5,638,230

Retail Trade - 0.2%
eBay, Inc., 1.90%, 03/11/2025		435,000	432,453

Transportation and Warehousing - 2.9%
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)		5,795,000	5,820,735

Utilities - 1.0%
Vistra Operations Co. LLC, 5.13%, 05/13/2025 (a)		2,000,000	1,999,372

Wholesale Trade - 5.1%
Cencora, Inc., 3.25%, 03/01/2025		2,271,000	2,264,082
CITGO Petroleum Corp., 7.00%, 06/15/2025 (a)		3,885,000	3,900,754
Genuine Parts Co., 1.75%, 02/01/2025		4,280,000	4,268,683
			10,433,519
TOTAL CORPORATE BONDS (Cost $120,110,903)			118,896,428

CONVERTIBLE BONDS - 7.4%		Par	Value
Communications - 1.3%
TechTarget, Inc., 0.00%, 12/15/2026 (c)		2,650,000	2,646,820

Finance and Insurance - 3.3%
Euronet Worldwide, Inc., 0.75%, 03/15/2049		6,652,000	6,608,762

Information - 2.5%
Leafly Holdings, Inc., 8.00%, 01/31/2025 (b)		1,089,000	925,650
Liberty TripAdvisor Holdings, Inc., 0.50%, 06/30/2051 (a)		4,185,000	4,135,408
			5,061,058

Manufacturing - 0.3%
NuVasive, Inc., 0.38%, 03/15/2025		678,000	672,067
TOTAL CONVERTIBLE BONDS (Cost $15,048,675)			14,988,707

MORTGAGE-BACKED SECURITIES - 6.5%		Par	Value
Finance and Insurance – 6.5%
Banc of America Re-Remic Trust, Series 2022-DKLX, Class C, 6.55% (1 mo. Term SOFR + 2.15%), 01/15/2039 (a)		1,813,812	1,799,548
BXT Trust
Series 2021-SOAR, Class A, 5.18% (1 mo. Term SOFR + 0.78%), 06/15/2038 (a)		2,191,845	2,189,789
Series 2021-SOAR, Class B, 5.38% (1 mo. Term SOFR + 0.98%), 06/15/2038 (a)		1,152,033	1,151,022
Series 2021-VINO, Class A, 5.16% (1 mo. Term SOFR + 0.77%), 05/15/2038 (a)		277,277	277,147
Series 2021-VOLT, Class B, 5.46% (1 mo. Term SOFR + 1.06%), 09/15/2036 (a)		1,725,000	1,719,429
Series 2024-KING, Class A, 5.94% (1 mo. Term SOFR + 1.54%), 05/15/2034 (a)		2,187,206	2,191,778
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, 5.77% (1 mo. Term SOFR + 1.37%), 12/15/2037 (a)		700,000	700,782
Series 2019-LIFE, Class B, 5.95% (1 mo. Term SOFR + 1.55%), 12/15/2037 (a)		720,000	720,510
Life Mortgage Trust US, Series 2021-BMR, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 03/15/2038 (a)		356,910	352,640
Merit, Series 2022-MHIL, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 01/15/2027 (a)		2,227,984	2,223,435
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,264,484)			13,326,080

ASSET-BACKED SECURITIES - 5.4%		Par	Value
Finance and Insurance - 2.7%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)		967,347	976,756
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		2,749,100	2,475,648
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036 (a)		1,411,560	1,204,673
LendingPoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/2029 (a)		27,162	27,075
RAM LLC, Series 2024-1, Class A, 6.67%, 02/15/2039 (a)		899,285	904,721
			5,588,873

Transportation and Warehousing - 2.2%
Hawaiian Airlines Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		4,463,762	4,390,234
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/2026 (a)		48,622	48,645
			4,438,879

Wholesale Trade - 0.5%
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)		1,047,683	1,048,623
TOTAL ASSET-BACKED SECURITIES (Cost $11,100,422)			11,076,375

BANK LOANS - 5.4%		Par	Value
Communications - 2.2%
Clear Channel International Tranche First Lien First Lien, 7.50%, 08/15/2027		4,491,000	4,434,863

Real Estate and Rental and Leasing - 3.2%
Chicago Atlantic Real Estate Finance Term Loan, 9.00%, 10/17/2028		4,356,000	4,290,660
Micromont, 8.00%, 11/15/2026 (b)		2,342,056	2,342,056
			6,632,716
TOTAL BANK LOANS (Cost $11,069,685)			11,067,579

MUNICIPAL BONDS - 2.1%		Par	Value
Missouri - 0.7%
City of Kansas City, MO, 4.39%, 03/01/2028 (d)		1,420,000	1,420,000

New York - 1.4%
New York State Dormitory Authority, 5.95%, 05/01/2035 (Obligor: Pace University) (d)		2,805,000	2,805,000
TOTAL MUNICIPAL BONDS (Cost $4,225,000)			4,225,000

U.S. TREASURY SECURITIES - 0.4%		Par	Value
United States Treasury Note, 3.50%, 09/30/2026		845,000	834,438
TOTAL U.S. TREASURY SECURITIES (Cost $836,935)			834,438

WARRANTS - 0.0%(e)		Contracts	Value
Information - 0.0%(e)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (f)		5,553	89
TOTAL WARRANTS (Cost $0)			89

SHORT-TERM INVESTMENTS - 13.2%		Par	Value
Commercial Paper - 6.8%
Consumer Discretionary — 1.7%
Leggett & Platt, Inc., 5.06%, 01/13/2025 (a)(h)		2,005,000	2,001,741
Leggett & Platt, Inc., 5.06%, 01/07/2025(h)		1,443,000	1,441,744

Health Care — 1.9%
Dentsply Sirona, Inc., 5.32%, 01/15/2025 (a)(h)		3,850,000	3,842,108

Information — 1.8%
Crown Castle International Corp., 4.89%, 01/21/2025 (h)		3,630,000	3,619,770

Utilities — 1.4%
National Fuel Gas Co., 4.60%, 01/21/2025 (h)		3,000,000	2,991,581
			13,896,944

Money Market Funds - 4.1%		Shares
First American Treasury Obligations Fund - Class X, 4.40% (g)		8,348,010	8,348,010

U.S. Treasury Bills - 2.3%		Par
4.55%, 01/02/2025 (h)		4,700,000	4,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,945,083)			26,944,954

TOTAL INVESTMENTS - 98.8% (Cost $202,601,187)			201,359,650
Other Assets in Excess of Liabilities - 1.2%			2,388,668
TOTAL NET ASSETS - 100.0%			$203,748,318
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

AB - Aktiebolag
ASA - Advanced Subscription Agreement
LP - Limited Partnership
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $71,161,902 or 34.9% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,640,680 or 1.8% of net assets as of December 31, 2024.

(c)	Zero coupon bonds make no periodic interest payments.
(d)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(h)	The rate shown is the annualized effective yield as of December 31, 2024.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Contracts
December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2025	USD	123,070	EUR	117,000	$1,801
U.S. Bancorp Investments, Inc.	01/15/2025	USD	2,250,394	NOK	25,100,000	45,505
U.S. Bancorp Investments, Inc.	01/15/2025	USD	2,969,311	SEK	32,500,000	29,459
Net Unrealized Appreciation (Depreciation)						$76,765

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Income Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund, the CrossingBridge Nordic High Income Bond Fund, and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge
Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.
The investment objective of the CrossingBridge Nordic High Income Bond Fund is seek high current income and capital appreciation with the preservation of capital.
The investment objective of the RiverPark Strategic Income Fund is seek high current income and capital appreciation with the preservation of capital.
The CrossingBridge Low Duration High Income Fund commenced investment operations on February 1, 2018. The Fund has registered and currently offers both an
Institutional Class and Retail Class of shares. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.
The RiverPark Strategic Income was formerly a series of the RiverPark Funds Trust and commenced opertaions on September 13, 2013 (the Predessor Fund"). After
the close of business on May 12, 2023, he assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predessort Fund (the "Reorganization"). The RiverPark Strategic Income Fund offers both Institutional Class and Retail Class shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC
(the "Adviser"), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2024:

CrossingBridge Ultra-Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$118,523,454	$372,974	$118,896,428
Convertible Bonds	-	14,063,057	925,650	14,988,707
Mortgage-Backed Securities	-	13,326,080	-	13,326,080
Asset-Backed Securities	-	11,076,375	-	11,076,375
Bank Loans	-	8,725,523	2,342,056	11,067,579
Municipal Bonds	-	4,225,000	-	4,225,000
U.S. Treasury Securities	-	834,438	-	834,438
Warrants	89	-	-	89
Commercial Paper	-	13,896,994	-	13,896,994
Money Market Funds	8,348,010	-	-	8,348,010
U.S. Treasury Bills	-	4,700,000	-	4,700,000
Total Assets	$8,348,099	$189,370,921	$3,640,680	$201,359,700

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$76,765	$-	$76,765
Total Other Financial Instruments	$-	$76,765	$-	$76,765

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund
	Bank Loans	Convertible Bonds	Corporate Bond	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2024	$2,706,612	$925,650	$-	$0
Purchases	-	-	-	-
Sales	(364,556)	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	(7)
Accretion of discout/(amortization of premium)	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	(450)	7
Transfer in/(out) of Level 3	-	-	373,424	-
Ending Balance - December 31, 2024	$2,342,056	$925,650	$372,974	$-

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

CrossingBridge Ultra-Short Duration Fund
Description	Fair Value December 31, 2024	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Bank Loans	$2,342,056	Market Approach	Transaction price	N/A	N/A	Increase
Convertible Bonds	$925,650	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
Corporate Bond	$372,974	Market Approach	Broker quote	$18	$18	Increase